Subsequent Events (Details Narrative) - USD ($)		1 Months Ended								9 Months Ended
	Mar. 15, 2021	Aug. 17, 2021	Jun. 29, 2021	Mar. 31, 2021	Mar. 24, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 27, 2021	Oct. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2019
Exercise price					$ 5.74
Non-refundable amendment fee				$ 100,000								$ 100,000
Maturity date								Dec. 31, 2021	Jul. 17, 2021
Proceeds from the issuance of new convertible promissory notes								$ 1,566,000
Common stock options exercisable					398,199
Common stock, shares available for issuances			593,340
Common stock, Shares available for issuances increased			1,648,199							1,648,213
Description of reverse split			1-for-20.5 reverse split
Subordinated convertible promissory notes interest										$ 180,434	$ 0
Loan and Security Agreement with Silicon Valley Bank
Non-refundable amendment fee												$ 100,000
Final principal payments						$ 231,482	$ 231,482
Final payment fee						$ 225,000
Series 1d Preferred Stock
Share price	$ 0.83
Proceeds from issuance of stock							$ 570,000
Subordinated convertible promissory notes	$ 4,391,000
Stock issued during period				686,742			686,742
Subordinated convertible promissory notes interest	$ 73,801
Subordinated convertible promissory notes converted into shares units	5,379,247
Common Stock and Preferred Stock [Member]
Proceeds from initial public offering		$ 15,400,000
Preferred and common stock par value per share					$ 0.0001
Minimum
Increase convertible promissory notes								3,000,000
Proceeds from initial public offering								10,000,000
Maximum
Increase convertible promissory notes								$ 5,000,000